PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2012	2013

Prepaid land leases	$7,818,674	$13,768,644
Less: Accumulated amortization	(948,598)	(1,138,980)

	$6,870,076	$12,629,664

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is:
Year ending June 30,
2014	$286,604
2015	286,604
2016	286,604
2017	286,604
2018	286,604